SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date that its financial statements were available for issuance on April 21, 2014.

Eltoprazine In-License Agreement

Effective January 14, 2014, the “Company entered into a License Agreement (the “License Agreement”) with PGI Drug Discovery, LLC (“PGI”), pursuant to which the Company was granted an exclusive license (with a right to sublicense) to utilize certain Licensed Compounds and Licensed Products (as each is defined in the License Agreement) of PGI, which includes certain intellectual property covering the use of Eltoprazine and certain of its related compounds in all therapeutic indications (“Eltoprazine”), as further described in the License Agreement).

Pursuant to the terms of the License Agreement, the Company has agreed to: (i) pay PGI $100,000 in cash for the License within 20 days of the execution of the License Agreement, (ii) pay PGI up to an aggregate of $4 million in development milestones through NDA submission, (iii) pay a research support payment to PGI as partial reimbursement for costs incurred for earlier research and management of CIAS, ADHD and levodopa induced dyskinesia (LID) clinical trials totaling up to $650,000 to be paid in a mixture of cash and stock, and (iv) reimburse PGI for the Eltoprazine clinical supply inventory up to $500,000 payable upon the earlier of the initiation of a Phase IIb clinical study or 6 months after the date of the License Agreement. As further consideration for the License Agreement, the Company shall pay a single digit royalty to PGI of the annual worldwide aggregate net sales by the Company.

Simultaneous with the execution of the License Agreement, the Company and PGI entered into a Services Agreement pursuant to which PGI will provide certain services to the Company related to PGI’s proprietary analytical systems as will be set forth in certain study plans. The Company agreed to a payment commitment of $450,000 at a minimum annual rate of $150,000 for each of three years. The Services Agreement is for a term of the later of 3 years or the completion of any study plan accepted by the parties under the Services Agreement.

As partial consideration of the research support payment by the Company to PGI, the Company entered into a Securities Purchase Agreement with PGI, pursuant to which PGI subscribed for 4,000,000 shares of the Company’s common stock. In connection with the 4,000,000 shares, the Company granted PGI certain piggy-back registration rights.

MANF In-License Option Agreement

On February 28, 2014, the “Company entered into an Option Agreement (the “Agreement”) with the University of Massachusetts (“UMass”) pursuant to which the Company was granted an option to obtain an exclusive license (with the right to sublicense) in the patent applications to be filed based upon UMA 14-006 titled “MANF as a Therapeutic Agent for the production of Mammalian Sensory Cells”. The term of the option is 18 months, which may be extended by the Company for an additional six months upon demonstration to UMass of continued progress evaluating the business opportunity with respect to the patent rights and payment of a fee to the University. In consideration for the grant of the option, the Company paid an option fee of $1,000 and shall pay a retainer fee of $15,000 to cover initial patent expenses to be incurred in connection with obtaining the patent rights.

Common Stock Purchase Agreement

On March 7, 2014,  the “Company signed a $20 million purchase agreement with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. Upon signing the purchase agreement LPC agreed to purchase 4,000,000 shares of our common stock for $400,000 as an initial purchase under the agreement. We also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the SEC covering the shares that may be issued to LPC under the purchase agreement within ten days after the date the Company files with the SEC its annual report on Form 10-K for the fiscal year ended December 31, 2013. After the SEC has declared effective the registration statement related to the transaction, we have the right, in our sole discretion, over a 30-month period to sell up to an additional $19.6 million of our common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement. There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of shares of Common Stock sold pursuant to the Purchase Agreement will be based on prevailing market prices of our Common Stock at the time of sales without any fixed discount, and the Company will control the timing and amount of any sales of Common Stock to LPC. In addition, the Company may direct LPC to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock is not below the threshold price as set forth in the Purchase Agreement. LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below the floor price as set forth in the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock. In consideration for entering into the $20 million agreement, we issued to LPC 6,000,000 shares of our common stock and may issue up to an additional 3,500,000 shares pro rata if and when we sell to LPC up to an additional $19.6 million of our common stock. The agreement may be terminated by us at any time at our discretion without any monetary cost to us. Actual sales of shares of Common Stock to LPC under the agreement will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of the Common Stock and determinations by the Company as to available and appropriate sources of funding for the Company and its operations. The proceeds received by the Company under the agreement are expected to be used for product development, commercialization, strategic acquisitions, and general corporate purposes.

If the registration statement at any time ceases to be effective or if the Investors are not permitted to utilize the prospectus related to the registration statement to resell securities intended to be registered therein for more than 10 consecutive calendar days or for more than an aggregate of 15 calendar days during any twelve month period, then the Company is obligated to pay the affected Investors an amount in cash, as partial liquidated damages, equal to 2% multiplied by the aggregate subscription amount paid by the Investors each month until such condition is cured, plus interest if any such liquidated damages are paid beyond a specified payment date as provided for in the agreement.

Demand Promissory Note Payable Term Extension

On March 12, 2014, the Company opted to extend the maturity date of the $500,000 Demand Promissory Note issued to Dominion Capital LLC on February 14, 2014 to August 14, 2014.

Appointment of the Company’s New Chief Financial Officer

On April 1, 2014, Amarantus Bioscience Holdings, Inc., a Nevada corporation (the “Company”) appointed Robert Farrell, J.D. to serve as the Company’s Chief Financial Officer (the “CFO”). Mr. Marc Faerber will now serve as the Company’s Corporate Controller and Vice President of Financial Operations.

Mr. Farrell served as Chief Financial Officer of Titan Pharmaceuticals from 1996 to 2008, and as President and CEO from 2008 to 2010. During his tenure at Titan Mr. Farrell was responsible for all SEC filings, fund raising, financial and tax planning strategies, mergers & acquisitions, corporate partnerships, licensing transactions and financial operations. Mr. Farrell most recently served as CFO at Sanovas, Inc. Mr. Farrell previously served as CFO, Corporate Group Vice President and General Counsel at Fresenius USA and Fresenius Medical Care. Mr. Farrell also previously served as the CFO for the Institute for One World Health in San Francisco and currently serves on the Board of Directors of Prime Genomics, Inc. Mr. Farrell holds a J.D. from the University of California's Hastings School of Law.

Mr. Farrell will initially be engaged as a contract consultant but is expected to be a full-time employee by the end of April 2014 upon execution of an employment agreement.